Schedule of Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Discount rate	1.625%	1.375%
Rate of return on plan assets	1.625%	1.375%
Rate of compensation increase	2.00%	2.00%